Schedule of investments
Delaware Strategic Allocation Fund	December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 58.80%
US Markets − 27.96%
Communication Services − 2.30%
Alphabet Class A †	632	$ 1,830,929
AT&T	8,848	217,661
ATN International	1,045	41,748
Century Communications =,†	25,000	0
Cinemark Holdings †	6,020	97,042
Comcast Class A	17,577	884,650
Consensus Cloud Solutions †	500	28,935
Meta Platforms Class A †	1,450	487,708
Nexstar Media Group Class A	458	69,149
NVIDIA	1,159	340,873
Upwork †	1,635	55,852
Verizon Communications	11,300	587,148
Walt Disney †	6,447	998,576
Yelp †	2,707	98,102
		5,738,373
Consumer Discretionary − 3.45%
Amazon.com †	371	1,237,040
American Eagle Outfitters	7,807	197,673
Aramark	5,110	188,303
BorgWarner	2,679	120,742
Brinker International †	2,524	92,353
Children's Place †	733	58,120
Chuy's Holdings †	1,735	52,258
Dana	5,318	121,357
Dollar General	2,920	688,624
Dollar Tree †	5,300	744,756
DR Horton	1,704	184,799
Five Below †	1,468	303,714
Hibbett	853	61,356
Home Depot	1,710	709,667
Jack in the Box	1,316	115,124
KB Home	3,269	146,222
La-Z-Boy	1,844	66,956
Malibu Boats Class A †	2,172	149,282
NIKE Class B	1,951	325,173
Sonic Automotive Class A	880	43,516
Starbucks	2,817	329,504
Steven Madden	4,276	198,706
Taylor Morrison Home †	4,947	172,947
Tesla †	424	448,075
NQ-448 [12/21] 2/22 (2028216)    1

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Discretionary (continued)
Texas Roadhouse	3,392	$ 302,838
TJX	8,900	675,688
Toll Brothers	2,665	192,919
Tractor Supply	1,780	424,708
Waste Management	971	162,060
Wendy's	3,309	78,920
		8,593,400
Consumer Staples − 1.07%
Archer-Daniels-Midland	11,000	743,490
BJ's Wholesale Club Holdings †	3,443	230,578
Casey's General Stores	1,176	232,083
Conagra Brands	18,598	635,122
General Mills	2,855	192,370
Helen of Troy †	455	111,234
J & J Snack Foods	938	148,166
PepsiCo	2,138	371,392
		2,664,435
Energy − 0.82%
Chevron	5,389	632,399
ConocoPhillips	13,496	974,141
Earthstone Energy Class A †	3,343	36,573
Patterson-UTI Energy	10,976	92,747
PDC Energy	4,682	228,388
Southwestern Energy †	18,824	87,720
		2,051,968
Financials − 3.74%
American Equity Investment Life Holding	2,575	100,219
American International Group	11,900	676,634
Axis Capital Holdings	2,595	141,350
BlackRock	360	329,602
Bryn Mawr Bank	1,198	53,922
Capital One Financial	1,483	215,168
City Holding	1,050	85,880
Comerica	1,607	139,809
Discover Financial Services	5,298	612,237
East West Bancorp	3,271	257,362
Enterprise Financial Services	1,306	61,500
Essent Group	5,284	240,581
First Bancorp (North Carolina)	2,154	98,481
2    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
First Financial Bancorp	4,207	$ 102,567
First Foundation	2,013	50,043
First Interstate BancSystem Class A	2,373	96,510
Great Western Bancorp	2,200	74,712
Hamilton Lane Class A	1,251	129,629
Independent Bank	1,387	113,082
Independent Bank Group	1,625	117,244
Intercontinental Exchange	1,859	254,255
JPMorgan Chase & Co.	3,813	603,789
Kemper	942	55,380
KeyCorp	8,173	189,041
Lakeland Financial	331	26,526
MetLife	10,613	663,206
NMI Holdings Class A †	4,386	95,834
Old National Bancorp	7,826	141,807
Pacific Premier Bancorp	3,478	139,224
Raymond James Financial	1,806	181,322
Reinsurance Group of America	1,518	166,206
RLI	681	76,340
Selective Insurance Group	1,656	135,693
SouthState	1,782	142,756
State Street	2,397	222,921
Stifel Financial	2,080	146,474
Travelers	853	133,435
Truist Financial	11,300	661,615
Umpqua Holdings	5,047	97,104
United Community Banks	4,111	147,749
US Bancorp	16,050	901,528
Valley National Bancorp	7,234	99,467
Webster Financial	1,733	96,771
WesBanco	2,995	104,795
WSFS Financial	2,809	140,787
		9,320,557
Healthcare − 4.46%
Abbott Laboratories	2,587	364,094
Agios Pharmaceuticals †	1,913	62,880
Amicus Therapeutics †	10,419	120,340
Apellis Pharmaceuticals †	2,269	107,278
AtriCure †	1,781	123,833
Baxter International	7,800	669,552
NQ-448 [12/21] 2/22 (2028216)    3

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
Becton Dickinson and Co.	638	$ 160,444
Biohaven Pharmaceutical Holding †	1,151	158,619
Blueprint Medicines †	1,873	200,617
Catalent †	1,397	178,858
Cigna	4,227	970,646
CONMED	1,245	176,491
CryoLife †	3,998	81,359
CVS Health	7,200	742,752
Dexcom †	382	205,115
Edwards Lifesciences †	1,997	258,711
Exact Sciences †	1,713	133,323
Halozyme Therapeutics †	3,817	153,482
Insmed †	4,096	111,575
Inspire Medical Systems †	512	117,791
Intercept Pharmaceuticals †	1,269	20,672
Johnson & Johnson	6,469	1,106,652
Ligand Pharmaceuticals †	1,008	155,696
Merck & Co.	11,738	899,600
Merit Medical Systems †	2,743	170,889
NeoGenomics †	2,307	78,715
Neurocrine Biosciences †	1,468	125,030
NuVasive †	2,103	110,365
Omnicell †	974	175,749
Pacific Biosciences of California †	3,076	62,935
Pfizer	7,241	427,581
Prestige Consumer Healthcare †	3,035	184,073
PTC Therapeutics †	2,143	85,356
Quidel †	660	89,093
Repligen †	708	187,507
Shockwave Medical †	898	160,140
Supernus Pharmaceuticals †	3,556	103,693
Tabula Rasa HealthCare †	2,446	36,690
Teladoc Health †	1,313	120,560
Thermo Fisher Scientific	650	433,706
TransMedics Group †	3,024	57,940
Travere Therapeutics †	6,658	206,664
Ultragenyx Pharmaceutical †	1,364	114,699
Vanda Pharmaceuticals †	5,084	79,768
Vertex Pharmaceuticals †	1,017	223,333
4    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
Viatris	44,206	$ 598,107
		11,112,973
Industrials − 3.42%
ABM Industries	2,602	106,292
Allegiant Travel †	1,134	212,103
Ameresco Class A †	3,458	281,620
Applied Industrial Technologies	1,581	162,369
ASGN †	1,852	228,537
Barnes Group	1,127	52,507
BrightView Holdings †	5,328	75,018
Carlisle	600	148,872
Casella Waste Systems Class A †	1,053	89,947
Columbus McKinnon	2,522	116,668
Deere	175	60,006
Dover	3,657	664,111
Eaton	874	151,045
Emerson Electric	1,478	137,410
ESCO Technologies	651	58,583
Federal Signal	3,569	154,680
Gates Industrial †	4,076	64,849
Generac Holdings †	325	114,374
Honeywell International	3,775	787,125
Hub Group Class A †	2,181	183,727
Ichor Holdings †	1,068	49,160
Ingersoll Rand	955	59,086
Kadant	645	148,660
Knight-Swift Transportation Holdings	2,209	134,616
Lockheed Martin	374	132,923
MYR Group †	2,144	237,019
Northrop Grumman	1,800	696,726
Oshkosh	1,446	162,979
Parker-Hannifin	912	290,125
Quanta Services	1,189	136,331
Raytheon Technologies	9,416	810,341
Regal Rexnord	645	109,766
Rockwell Automation	213	74,305
Southwest Airlines †	2,263	96,947
Tetra Tech	1,201	203,930
Trane Technologies	1,418	286,479
Union Pacific	1,284	323,478
NQ-448 [12/21] 2/22 (2028216)    5

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
US Ecology †	1,346	$ 42,991
Werner Enterprises	2,171	103,470
WESCO International †	1,953	256,995
WillScot Mobile Mini Holdings †	5,607	228,990
Zurn Water Solutions	2,894	105,342
		8,540,502
Information Technology − 6.10%
Accenture Class A	1,233	511,140
Adobe †	787	446,276
Apple	9,507	1,688,158
Azenta	1,138	117,339
Bandwidth Class A †	310	22,246
Blackline †	521	53,944
Box Class A †	2,466	64,585
Broadcom	1,794	1,193,746
Cisco Systems	16,392	1,038,761
Cognizant Technology Solutions Class A	8,473	751,725
ExlService Holdings †	1,695	245,385
Fidelity National Information Services	5,331	581,879
II-VI †	2,004	136,933
Intel	5,038	259,457
Intuit	482	310,032
KBR	3,137	149,384
MACOM Technology Solutions Holdings †	1,062	83,155
MaxLinear †	2,983	224,888
Microsoft	6,213	2,089,556
Mimecast †	1,809	143,942
Motorola Solutions	2,727	740,926
NETGEAR †	1,722	50,300
ON Semiconductor †	2,807	190,651
Oracle	7,000	610,470
PTC †	1,734	210,074
Q2 Holdings †	1,184	94,057
Rapid7 †	1,862	219,139
Roper Technologies	163	80,173
salesforce.com †	1,328	337,485
Semtech †	1,497	133,128
ServiceNow †	471	305,731
Silicon Laboratories †	705	145,526
Sprout Social Class A †	781	70,829
6    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Information Technology (continued)
SS&C Technologies Holdings	3,769	$ 308,983
Texas Instruments	1,368	257,827
Tyler Technologies †	831	447,036
Uber Technologies †	1,323	55,473
Varonis Systems †	2,325	113,413
Visa Class A	2,587	560,629
Ziff Davis †	1,501	166,401
		15,210,782
Materials − 1.05%
Balchem	334	56,312
Boise Cascade	3,028	215,594
Coeur Mining †	6,458	32,548
Corteva	2,800	132,384
Dow	1,543	87,519
DuPont de Nemours	10,394	839,627
Eastman Chemical	1,325	160,206
Ferro †	1,173	25,607
Kaiser Aluminum	1,286	120,807
Minerals Technologies	2,300	168,245
Neenah	2,165	100,196
Quaker Chemical	461	106,390
Reliance Steel & Aluminum	707	114,689
Summit Materials Class A †	3,653	146,631
Westrock	4,188	185,780
Worthington Industries	2,570	140,476
		2,633,011
Real Estate − 1.00%
American Assets Trust	2,573	96,565
American Tower	1,121	327,892
Armada Hoffler Properties	5,203	79,190
Brixmor Property Group	5,617	142,728
Camden Property Trust	825	147,411
DiamondRock Hospitality †	7,397	71,085
EastGroup Properties	777	177,039
Equity Residential	7,445	673,772
First Industrial Realty Trust	2,104	139,285
Kite Realty Group Trust	5,078	110,599
LXP Industrial Trust	7,087	110,699
National Storage Affiliates Trust	1,938	134,110
NQ-448 [12/21] 2/22 (2028216)    7

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Pebblebrook Hotel Trust	3,686	$ 82,456
Physicians Realty Trust	6,835	128,703
RPT Realty	5,377	71,944
Spirit MTA REIT =,†	677	0
		2,493,478
Utilities − 0.55%
Black Hills	2,701	190,610
Edison International	10,700	730,275
NorthWestern	1,813	103,631
South Jersey Industries	9,073	236,987
Spire	1,593	103,895
		1,365,398
Total US Markets (cost $37,679,149)		69,724,877
Developed Markets − 23.39%§
Communication Services − 1.11%
KDDI	17,800	520,538
Nippon Telegraph & Telephone	18,760	513,053
PCCW	630,000	319,139
Swisscom	750	423,093
Telefonica	67,653	293,358
Telenet Group Holding	8,200	299,303
Vodafone Group	260,000	395,069
		2,763,553
Consumer Discretionary − 2.53%
Cie Generale des Etablissements Michelin	3,150	516,961
Honda Motor	17,200	489,353
Industria de Diseno Textil	14,740	475,366
La Francaise des Jeux SAEM 144A #	7,600	336,932
LVMH Moet Hennessy Louis Vuitton	640	529,721
McDonald's Holdings Co. Japan	7,700	340,771
Panasonic	40,000	439,712
Persimmon	10,500	405,903
Puma	2,780	339,506
Sony Group	6,400	808,181
Stanley Electric	11,100	278,688
Toyota Motor	23,940	442,473
Wesfarmers	12,720	548,788
8    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Consumer Discretionary (continued)
Yamada Holdings	107,700	$ 368,195
		6,320,550
Consumer Staples − 2.28%
Beiersdorf	3,170	324,941
Chocoladefabriken Lindt & Spruengli	40	554,434
Coca-Cola Europacific Partners	7,060	394,866
Coles Group	29,430	384,128
Diageo	4,580	250,202
J Sainsbury	97,310	363,267
Kesko Class B	11,330	377,638
L'Oreal	1,610	764,263
MatsukiyoCocokara & Co.	7,000	258,843
Nestle	8,000	1,116,939
Sundrug	9,700	253,591
Suntory Beverage & Food	9,700	351,266
Tate & Lyle	32,230	288,535
		5,682,913
Energy − 0.57%
BP	156,000	697,863
ENEOS Holdings	111,600	416,916
Galp Energia	31,810	308,558
		1,423,337
Financials − 4.41%
AIA Group	73,000	735,846
Allianz	3,170	747,673
Aviva	75,000	416,623
AXA	21,080	628,429
Banco Bilbao Vizcaya Argentaria †	82,290	488,061
Banco Espirito Santo =,†	370,000	0
Bank Leumi Le-Israel	47,960	516,014
BNP Paribas	9,920	686,332
Commonwealth Bank of Australia	10,940	803,899
Credit Suisse Group	38,390	372,215
Daiwa Securities Group	74,100	418,146
Erste Group Bank	9,450	443,020
Investec	89,910	489,833
KBC Group	4,120	353,954
Ninety One	98,000	367,700
Nordea Bank	36,860	449,639
NQ-448 [12/21] 2/22 (2028216)    9

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Financials (continued)
Oversea-Chinese Banking	59,700	$ 505,031
QBE Insurance Group	34,193	282,355
Resona Holdings	101,000	392,504
Sompo Holdings	10,100	425,954
Standard Chartered	70,610	428,555
UBS Group	35,320	633,969
UniCredit	27,150	417,332
		11,003,084
Healthcare − 3.18%
Alfresa Holdings	14,200	189,227
Astellas Pharma	25,100	408,516
AstraZeneca	3,800	446,352
Daiichi Sankyo	11,700	297,782
GlaxoSmithKline	35,730	776,989
Kyowa Kirin	9,700	264,477
Nippon Shinyaku	4,000	278,541
Novartis	11,740	1,031,618
Novo Nordisk Class B	9,700	1,089,561
Roche Holding	3,180	1,319,259
Sanofi	7,290	735,184
Shionogi & Co.	7,200	506,494
Smith & Nephew	23,200	406,189
Sumitomo Dainippon Pharma	16,000	184,599
		7,934,788
Industrials − 3.72%
AGC	7,700	367,853
ANDRITZ	7,450	383,177
BAE Systems	63,120	469,728
Brambles	47,560	367,822
Brenntag	4,300	388,307
Deutsche Lufthansa †	17,620	123,374
Deutsche Post	9,340	600,756
Eiffage	3,800	391,357
Husqvarna Class B	31,500	503,651
Intertek Group	3,680	280,434
ITOCHU	16,686	510,490
Mitsubishi	16,600	527,102
Miura	7,400	254,748
Nippon Yusen KK	6,000	457,518
10    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Industrials (continued)
Schneider Electric	3,570	$ 700,954
SG Holdings	16,500	386,899
Siemens	2,060	356,798
SKF Class B	18,680	441,777
Teleperformance	910	406,126
Vestas Wind Systems	11,250	342,620
Vinci	5,040	533,121
Wolters Kluwer	4,140	488,307
		9,282,919
Information Technology − 2.26%
ASML Holding (New York Shares)	1,960	1,576,973
Azbil	7,700	351,186
Capgemini	2,170	532,403
Computershare	27,100	394,332
Fujitsu	2,800	481,114
Omron	4,000	398,590
SAP	5,720	805,030
Telefonaktiebolaget LM Ericsson Class B	37,980	417,895
Tokyo Electron	1,200	690,687
		5,648,210
Materials − 1.83%
BlueScope Steel	25,030	380,601
Boliden	11,530	444,594
Covestro 144A #	6,320	388,984
CRH	10,980	581,534
Givaudan †	80	419,728
LANXESS	3,770	233,132
Linde	465	161,090
Norsk Hydro	59,140	465,348
Rio Tinto	9,700	642,292
Shin-Etsu Chemical	2,900	503,369
South32	114,780	334,868
		4,555,540
Real Estate − 0.56%
Daito Trust Construction	3,400	390,052
Grand City Properties	10,190	242,039
Klepierre	13,440	319,035
Mirvac Group	204,620	433,215
		1,384,341
NQ-448 [12/21] 2/22 (2028216)    11

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Utilities − 0.94%
E.ON	38,250	$ 531,577
Enel	70,990	567,642
National Grid	33,970	487,297
SSE	21,500	479,881
Tokyo Gas	14,900	267,461
		2,333,858
Total Developed Markets (cost $46,150,001)		58,333,093
Emerging Markets − 7.45%@
Communication Services − 1.33%
America Movil ADR Class L	5,580	117,794
Baidu ADR †	2,102	312,757
Grupo Televisa ADR	16,049	150,379
iQIYI ADR †	1,826	8,327
LG Uplus	8,694	99,202
NAVER	592	187,913
SK Telecom ADR	22,437	598,383
Sohu.com ADR †	7,541	122,767
Telefonica Brasil ADR	8,180	70,757
Tencent Holdings	21,600	1,265,382
Tencent Music Entertainment Group ADR †	7	48
TIM ADR	5,359	62,379
Turkcell Iletisim Hizmetleri ADR	11,103	39,860
VK GDR †	2,644	30,644
Weibo Class A †	600	18,590
Weibo ADR †	1,972	61,093
Yandex Class A †	2,625	158,812
Zhihu ADR †	500	2,770
		3,307,857
Consumer Discretionary − 0.72%
Alibaba Group Holding ADR †	5,328	632,913
Americanas †	29,956	169,840
Arcos Dorados Holdings Class A †	7,258	42,314
Astra International	404,500	161,902
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	400	764
JD.com ADR †	10,362	726,066
Trip.com Group ADR †	2,961	72,900
		1,806,699
12    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Consumer Staples − 0.54%
BRF ADR †	21,731	$ 88,880
Cia Cervecerias Unidas ADR	3,071	50,395
Coca-Cola Femsa ADR	3,622	198,449
Coca-Cola HBC †	11,220	388,023
Fomento Economico Mexicano ADR	1,012	78,642
Hengan International Group	11,000	56,640
Tata Consumer Products	11,563	115,645
Tingyi Cayman Islands Holding	49,724	102,158
Tsingtao Brewery Class H	19,400	181,621
Uni-President China Holdings	85,600	82,992
		1,343,445
Energy − 0.99%
China Petroleum & Chemical Class H	212,200	98,786
Gazprom PJSC ADR	43,806	404,767
Petroleo Brasileiro ADR	11,369	124,832
Reliance Industries GDR 144A #	23,574	1,507,557
Rosneft Oil PJSC GDR	41,640	334,869
		2,470,811
Financials − 0.40%
Akbank TAS	56,920	30,979
Banco Bradesco ADR	21,218	72,566
Banco Santander Brasil ADR	9,812	52,690
Banco Santander Mexico ADR	26,097	147,187
Grupo Financiero Banorte Class O	12,747	82,905
Itau Unibanco Holding ADR	25,727	96,476
Ping An Insurance Group Co. of China Class H	27,000	194,426
Samsung Life Insurance	1,711	92,133
Sberbank of Russia PJSC	52,870	206,738
XP Class A †	593	17,043
		993,143
Healthcare − 0.03%
BeiGene ADR †	309	83,717
Joinn Laboratories China Class H 144A #	140	1,179
		84,896
Industrials − 0.00%
DiDi Global ADR †	2,500	12,450
		12,450
NQ-448 [12/21] 2/22 (2028216)    13

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Information Technology − 3.14%
Getnet Adquirencia e Servicos para Meios de Pagamento ADR †	1,226	$ 1,716
HCL Technologies	9,600	170,354
Hon Hai Precision Industry	89,582	335,945
MediaTek	35,000	1,501,833
Samsung Electronics	24,309	1,596,493
SK Hynix	12,068	1,325,460
SK Square †	8,058	450,096
Taiwan Semiconductor Manufacturing	94,069	2,080,900
Tata Consultancy Services	3,900	196,132
WNS Holdings ADR †	1,821	160,649
		7,819,578
Materials − 0.25%
Anhui Conch Cement Class H	29,500	147,357
Cemex ADR †	10,696	72,519
Cia de Minas Buenaventura ADR †	9,743	71,319
Sociedad Quimica y Minera de Chile ADR	2,628	132,530
Tata Chemicals	10,144	122,024
Vale ADR	5,098	71,474
		617,223
Real Estate − 0.02%
Etalon Group GDR 144A #	20,100	21,909
IRSA Inversiones y Representaciones ADR †	5,217	22,224
IRSA Propiedades Comerciales ADR †	949	2,145
UEM Sunrise †	98,519	7,568
		53,846
Utilities − 0.03%
Kunlun Energy	74,000	69,373
		69,373
Total Emerging Markets (cost $10,901,595)		18,579,321
Total Common Stock (cost $94,730,745)		146,637,291

Exchange-Traded Funds – 7.52%
iShares MSCI EAFE ETF	660	51,929
iShares Russell 1000 Growth ETF	39,310	12,012,743
Vanguard FTSE Developed Markets ETF	1,740	88,844
Vanguard Mega Cap Growth ETF	24,430	6,370,367
Vanguard Russell 1000 Growth ETF	2,960	232,478
14    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Total Exchange-Traded Funds (cost $8,579,154)	18,756,361
	Principal amount°
Agency Collateralized Mortgage Obligations – 0.50%
Fannie Mae REMICs Series 2013-44 DI 3.00% 5/25/33 Σ	315,375	$ 28,212
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	286,289	283,145
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1 M1 144A 0.70% (SOFR + 0.65%) 1/25/51 #,•	127,026	126,989
Series 2021-HQA1 M1 144A 0.75% (SOFR + 0.70%) 8/25/33 #,•	205,158	205,039
Series 2021-HQA2 M1 144A 0.75% (SOFR + 0.70%) 12/25/33 #,•	120,000	119,891
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	476,649
Series 2017-10 KZ 3.00% 1/20/47	1,159	1,206
Total Agency Collateralized Mortgage Obligations (cost $1,249,866)		1,241,131

Agency Commercial Mortgage-Backed Securities – 0.10%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	100,000	104,638
FREMF Mortgage Trust Series 2012-K22 B 144A 3.679% 8/25/45 #,•	145,000	147,154
Total Agency Commercial Mortgage-Backed Securities (cost $256,400)		251,792

Agency Mortgage-Backed Securities – 10.08%
Fannie Mae S.F. 15 yr 2.00% 4/1/36	546,666	560,798
Fannie Mae S.F. 20 yr
2.00% 5/1/41	1,228,245	1,248,022
2.50% 7/1/41	372,646	384,744
2.50% 10/1/41	995,116	1,029,309
Fannie Mae S.F. 30 yr
2.00% 12/1/50	59,124	59,089
2.00% 1/1/51	23,370	23,329
2.00% 2/1/51	1,059,886	1,062,128
2.00% 5/1/51	26,113	26,068
2.50% 10/1/50	101,243	104,440
NQ-448 [12/21] 2/22 (2028216)    15

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 11/1/50	451,531	$ 461,304
2.50% 5/1/51	294,824	301,360
2.50% 7/1/51	58,079	59,500
2.50% 8/1/51	319,615	328,468
2.50% 9/1/51	108,174	110,554
2.50% 10/1/51	165,793	169,518
2.50% 12/1/51	212,000	217,053
3.00% 1/1/47	206,303	217,494
3.00% 11/1/49	331,041	349,841
3.00% 3/1/50	252,168	265,092
3.00% 7/1/50	85,258	88,353
3.00% 8/1/50	336,203	351,135
3.50% 10/1/42	452,243	486,016
3.50% 7/1/47	82,689	88,612
3.50% 11/1/48	42,030	44,441
3.50% 11/1/49	606,240	644,496
3.50% 3/1/50	15,372	16,288
3.50% 9/1/50	735,218	799,078
3.50% 6/1/51	863,327	916,495
4.00% 10/1/48	391,595	428,085
4.50% 4/1/44	37,511	41,644
4.50% 10/1/45	221,180	244,067
4.50% 5/1/46	302,293	333,611
4.50% 9/1/48	725,293	790,012
4.50% 9/1/49	277,107	301,164
5.00% 7/1/47	491,962	557,108
5.00% 8/1/49	930,873	1,034,630
5.50% 5/1/44	1,914,421	2,180,538
6.00% 10/1/38	486,227	563,694
6.00% 6/1/41	23,842	27,533
6.00% 7/1/41	802,979	927,940
6.00% 1/1/42	28,692	33,232
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/51	481,000	479,518
2.50% 1/1/51	625,000	637,649

Freddie Mac S.F. 15 yr 3.00% 3/1/35	408,815	431,031
Freddie Mac S.F. 20 yr
2.50% 6/1/41	485,101	500,849
2.50% 9/1/41	211,933	218,813
3.00% 9/1/40	231,084	241,548
16    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 9/1/51	112,302	$ 112,142
2.50% 11/1/50	237,096	243,056
2.50% 2/1/51	949,823	978,121
3.00% 11/1/46	1,101,227	1,161,673
3.00% 7/1/50	395,211	410,983
3.00% 8/1/50	167,524	177,359
3.00% 12/1/50	474,114	499,783
3.50% 8/1/49	342,969	364,670
4.50% 8/1/48	93,889	101,588
5.50% 9/1/41	27,693	31,645

GNMA I S.F. 30 yr 3.00% 8/15/45	614,883	643,601
GNMA II S.F. 30 yr
5.50% 5/20/37	9,825	11,205
6.50% 6/20/39	17,583	20,446
Total Agency Mortgage-Backed Securities (cost $25,310,235)		25,141,963

Collateralized Debt Obligations – 1.24%
Cedar Funding IX CLO Series 2018-9A A1 144A 1.112% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #,•	250,000	249,544
Galaxy XXI CLO Series 2015-21A AR 144A 1.152% (LIBOR03M + 1.02%) 4/20/31 #,•	600,000	600,021
ICG US CLO Series 2014-1A A1A2 144A 1.332% (LIBOR03M + 1.20%, Floor 1.20%) 10/20/34 #,•	250,000	249,937
Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 144A 1.382% (LIBOR03M + 1.25%, Floor 1.25%) 4/20/33 #,•	250,000	249,937
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.322% (LIBOR03M + 1.19%) 1/20/31 #,•	250,000	249,871
Octagon Investment Partners 48 Series 2020-3A AR 144A 1.277% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #,•	250,000	249,937
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 1.522% (LIBOR03M + 1.39%, Floor 1.39%) 1/20/34 #,•	250,000	249,937
NQ-448 [12/21] 2/22 (2028216)    17

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Signal Peak CLO 5 Series 2018-5A A 144A 1.234% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #,•		250,000	$ 250,340
Sound Point CLO XXI Series 2018-3A A1A 144A 1.305% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #,•		250,000	250,018
Venture 34 CLO Series 2018-34A A 144A 1.354% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #,•		250,000	249,857
Venture 42 CLO Series 2021-42A A1A 144A 1.254% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #,•		250,000	249,273
Total Collateralized Debt Obligations (cost $3,089,950)			3,098,672

Corporate Bonds – 8.56%
Banking − 2.27%
Banco Santander 2.706% 6/27/24		200,000	207,194
Bank of America
1.898% 7/23/31 μ		115,000	110,187
2.482% 9/21/36 μ		445,000	431,528
3.458% 3/15/25 μ		215,000	224,962

Bank of Montreal 1.850% 5/1/25		210,000	213,262
Citigroup 2.520% 11/3/32 μ		85,000	84,993
Citizens Financial Group 2.850% 7/27/26		345,000	359,919
Credit Suisse Group 144A 5.100% 1/24/30 #,μ,ψ		200,000	200,750
Deutsche Bank 5.625% 5/19/31 μ	EUR	200,000	267,231
Goldman Sachs Group
1.542% 9/10/27 μ		200,000	196,060
2.600% 2/7/30		70,000	71,244
2.650% 10/21/32 μ		35,000	35,254
JPMorgan Chase & Co.
1.470% 9/22/27 μ		25,000	24,517
2.545% 11/8/32 μ		615,000	619,144
3.328% 4/22/52 μ		25,000	26,816
4.023% 12/5/24 μ		75,000	79,112
4.600% 2/1/25 μ,ψ		30,000	30,825

KeyBank 3.400% 5/20/26		500,000	533,268
Morgan Stanley
2.484% 9/16/36 μ		127,000	122,429
2.511% 10/20/32 μ		40,000	40,005
2.750% 5/19/22		200,000	201,811
5.000% 11/24/25		20,000	22,410
18    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
PNC Bank
2.700% 11/1/22	250,000	$ 254,208
3.875% 4/10/25	250,000	268,626

PNC Financial Services Group 2.600% 7/23/26	175,000	183,642
Santander UK 144A 5.000% 11/7/23 #	90,000	95,808
State Street 3.300% 12/16/24	260,000	276,967
SVB Financial Group
1.800% 10/28/26	45,000	44,873
1.800% 2/2/31	45,000	42,706
Truist Bank
2.450% 8/1/22	85,000	85,876
2.636% 9/17/29 μ	73,000	75,085

Truist Financial 1.887% 6/7/29 μ	75,000	73,909
US Bancorp
2.491% 11/3/36 μ	55,000	54,849
3.700% 1/15/27 μ,ψ	55,000	55,127

Wells Fargo & Co. 3.900% 3/15/26 μ,ψ	50,000	51,406
		5,666,003
Basic Industry − 0.30%
Georgia-Pacific 8.000% 1/15/24	355,000	403,357
LYB International Finance III 3.375% 10/1/40	65,000	67,842
Newmont
2.250% 10/1/30	80,000	78,971
2.600% 7/15/32	25,000	25,076
2.800% 10/1/29	140,000	144,099

Westlake Chemical 3.125% 8/15/51	40,000	38,621
		757,966
Capital Goods − 0.17%
Otis Worldwide
3.112% 2/15/40	60,000	61,676
3.362% 2/15/50	40,000	42,274

Pactiv Evergreen Group Issuer 144A 4.000% 10/15/27 #	100,000	97,382
Teledyne Technologies
2.250% 4/1/28	115,000	115,004
2.750% 4/1/31	100,000	101,512
		417,848
Communications − 1.74%
American Tower Trust #1 144A 3.070% 3/15/48 #	240,000	240,364
NQ-448 [12/21] 2/22 (2028216)    19

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
3.100% 2/1/43		59,000	$ 57,477
3.500% 6/1/41		31,000	31,928
3.500% 9/15/53		85,000	85,916
4.300% 2/15/30		60,000	67,599

CCO Holdings 144A 4.500% 8/15/30 #		250,000	256,309
Charter Communications Operating
4.400% 12/1/61		95,000	98,519
4.500% 2/1/24		145,000	154,278
Comcast
3.200% 7/15/36		65,000	69,442
3.700% 4/15/24		550,000	584,621

Discovery Communications 4.000% 9/15/55		185,000	195,808
Gray Television 144A 4.750% 10/15/30 #		98,000	97,555
Sprint Spectrum 144A 4.738% 9/20/29 #		178,750	187,243
Time Warner Entertainment 8.375% 3/15/23		575,000	623,689
T-Mobile USA
1.500% 2/15/26		50,000	49,437
144A 2.400% 3/15/29 #		10,000	10,105
2.550% 2/15/31		40,000	39,831
3.000% 2/15/41		155,000	151,609
3.500% 4/15/25		65,000	68,913
3.750% 4/15/27		65,000	70,421

Turkcell Iletisim Hizmetleri 144A 5.800% 4/11/28 #		200,000	192,100
Verizon Communications
144A 2.355% 3/15/32 #		90,000	88,781
3.400% 3/22/41		110,000	115,369
4.500% 8/10/33		540,000	635,787

ViacomCBS 4.375% 3/15/43		100,000	114,028
Vodafone Group 4.875% 6/19/49		35,000	44,249
			4,331,378
Consumer Cyclical − 0.50%
Allison Transmission 144A 3.750% 1/30/31 #		250,000	244,194
Aptiv 3.100% 12/1/51		209,000	199,454
Caesars Entertainment 144A 6.250% 7/1/25 #		103,000	108,242
Faurecia 3.750% 6/15/28	EUR	100,000	119,174
General Motors Financial
3.450% 4/10/22		440,000	441,358
4.350% 4/9/25		120,000	129,199
20    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
5.250% 3/1/26	11,000	$ 12,347
		1,253,968
Consumer Non-Cyclical − 0.64%
AbbVie 2.950% 11/21/26	190,000	200,344
Amgen
2.000% 1/15/32	60,000	58,166
2.450% 2/21/30	115,000	117,171
2.800% 8/15/41	40,000	38,541

Bristol-Myers Squibb 2.900% 7/26/24	131,000	137,160
Cigna
1.014% (LIBOR03M + 0.89%) 7/15/23 •	260,000	262,495
3.200% 3/15/40	45,000	46,716
4.125% 11/15/25	107,000	117,103
CVS Health
1.300% 8/21/27	35,000	33,958
1.875% 2/28/31	20,000	19,208
3.750% 4/1/30	55,000	60,364

Energizer Holdings 144A 4.375% 3/31/29 #	100,000	97,746
Regeneron Pharmaceuticals 1.750% 9/15/30	50,000	47,340
Takeda Pharmaceutical 4.400% 11/26/23	210,000	222,284
Thermo Fisher Scientific 2.800% 10/15/41	50,000	50,677
Viatris
1.650% 6/22/25	20,000	19,940
2.300% 6/22/27	15,000	15,097
2.700% 6/22/30	30,000	30,135
4.000% 6/22/50	25,000	26,686
		1,601,131
Electric − 0.03%
NextEra Energy Capital Holdings 3.000% 1/15/52	60,000	60,044
Energy − 0.71%
BP Capital Markets 4.875% 3/22/30 μ,ψ	85,000	92,013
Chevron USA 3.900% 11/15/24	200,000	214,169
Devon Energy 4.750% 5/15/42	35,000	40,612
Ecopetrol 5.375% 6/26/26	45,000	47,480
Energy Transfer
5.250% 4/15/29	25,000	28,661
6.500% 11/15/26 μ,ψ	145,000	147,900

Enterprise Products Operating 3.300% 2/15/53	35,000	34,887
NQ-448 [12/21] 2/22 (2028216)    21

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
MPLX
1.750% 3/1/26	40,000	$ 39,638
4.000% 3/15/28	35,000	37,959
4.125% 3/1/27	160,000	175,177

ONEOK 7.500% 9/1/23	330,000	358,899
Sabine Pass Liquefaction 5.750% 5/15/24	334,000	363,433
Schlumberger Holdings 144A 3.750% 5/1/24 #	95,000	99,718
Tennessee Gas Pipeline 144A 2.900% 3/1/30 #	85,000	86,434
		1,766,980
Financials − 0.46%
AerCap Ireland Capital DAC 3.650% 7/21/27	200,000	210,926
Air Lease
2.875% 1/15/26	115,000	118,729
3.000% 2/1/30	130,000	129,898

Aon 2.900% 8/23/51	140,000	135,113
Charles Schwab 4.000% 6/1/26 μ,ψ	55,000	56,169
Jackson Financial 144A 3.125% 11/23/31 #	55,000	55,350
Jefferies Group
2.625% 10/15/31	115,000	113,236
6.450% 6/8/27	80,000	97,541
6.500% 1/20/43	65,000	89,950

MetLife 6.400% 12/15/66	110,000	135,543
		1,142,455
Real Estate − 0.20%
American Tower 1.875% 10/15/30	100,000	94,615
CubeSmart 3.125% 9/1/26	115,000	120,857
Global Net Lease 144A 3.750% 12/15/27 #	140,000	136,840
LifeStorage 3.500% 7/1/26	130,000	139,231
		491,543
Technology − 0.46%
Autodesk 2.400% 12/15/31	70,000	69,875
Broadcom 144A 3.469% 4/15/34 #	42,000	44,016
CDW
2.670% 12/1/26	25,000	25,662
3.276% 12/1/28	25,000	25,663
3.569% 12/1/31	25,000	26,056
Global Payments
2.150% 1/15/27	40,000	40,182
2.900% 11/15/31	40,000	40,615

22    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

International Business Machines 1.950% 5/15/30		100,000	$ 97,867
Microchip Technology 4.333% 6/1/23		185,000	192,896
NXP
144A 2.700% 5/1/25 #		10,000	10,344
144A 3.125% 2/15/42 #		50,000	50,407
144A 4.875% 3/1/24 #		370,000	397,652
144A 5.550% 12/1/28 #		30,000	35,970

Oracle 2.950% 4/1/30		95,000	96,163
			1,153,368
Transportation − 0.17%
Babcock International Group 1.375% 9/13/27	EUR	200,000	230,670
Canadian Pacific Railway
2.450% 12/2/31		30,000	30,621
3.000% 12/2/41		15,000	15,368

United Airlines 2014-1 Class A Pass Through Trust 4.000% 10/11/27 ♦		44,976	47,157
United Airlines 2014-2 Class A Pass Through Trust 3.750% 3/3/28 ♦		102,744	107,539
			431,355
Utilities − 0.91%
Atlantic City Electric 4.000% 10/15/28		75,000	83,898
CenterPoint Energy 3.850% 2/1/24		164,000	171,960
Duke Energy 4.875% 9/16/24 μ,ψ		130,000	135,200
Entergy Arkansas 4.200% 4/1/49		190,000	225,968
Entergy Louisiana
4.000% 3/15/33		90,000	102,400
4.050% 9/1/23		25,000	26,014
4.950% 1/15/45		15,000	16,136

Evergy Metro 3.650% 8/15/25		270,000	287,840
Exelon 3.950% 6/15/25		35,000	37,423
NextEra Energy Capital Holdings 2.250% 6/1/30		85,000	84,587
NiSource 0.950% 8/15/25		45,000	43,840
Pacific Gas and Electric
2.100% 8/1/27		30,000	28,987
2.500% 2/1/31		45,000	42,918
3.250% 6/1/31		25,000	25,109
3.300% 8/1/40		20,000	18,580
PacifiCorp
2.700% 9/15/30		20,000	20,615
3.300% 3/15/51		30,000	31,175
NQ-448 [12/21] 2/22 (2028216)    23

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
PacifiCorp
3.500% 6/15/29	255,000	$ 276,037

Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	213,658
Southern California Edison 4.875% 3/1/49	30,000	36,713
Vistra Operations
144A 3.550% 7/15/24 #	120,000	123,648
144A 4.300% 7/15/29 #	215,000	230,144
		2,262,850
Total Corporate Bonds (cost $20,850,896)		21,336,889

Loan Agreements – 1.56%
Applied Systems 1st Lien 3.50% ((LIBOR01M + 3.00%)) 9/19/24 •	296,539	296,794
Aramark Services Tranche B-5 2.601% ((LIBOR01M + 2.50%)) 4/6/28 •	219,214	218,575
Asplundh Tree Expert 1.854% (LIBOR01M + 1.75%) 9/7/27 •	148,372	147,895
DaVita Tranche B-1 1.854% (LIBOR01M + 1.75%) 8/12/26 •	291,126	289,994
DIRECTV Financing 5.75% (LIBOR03M + 5.00%) 8/2/27 •	239,487	240,073
Gray Television Tranche D 3.099% (LIBOR03M + 3.00%) 10/27/28 •	25,000	24,914
HCA Tranche B 1.84% (LIBOR03M + 1.75%) 6/30/28 •	273,625	275,535
Horizon Therapeutics USA Tranche B-2 2.25% (LIBOR01M + 1.75%) 3/15/28 •	124,063	123,804
Jazz Financing 4.00% (LIBOR01M + 3.50%) 5/5/28 •	233,825	235,057
Lamar Media Tranche B 1.61% (LIBOR03M + 1.50%) 2/5/27 •	171,937	171,364
Logmein 1st Lien 4.839% (LIBOR03M + 4.75%) 8/31/27 •	125	124
Medline Borrower 3.75% (LIBOR01M + 3.25%) 10/23/28 •	85,000	85,027
Organon & Co. 3.50% ((LIBOR06M + 3.00%)) 6/2/28 •	120,521	120,835
Parkway Generation Tranche B TBD 11/6/28 X	162,281	161,469
Parkway Generation Tranche C TBD 11/6/28 X	22,719	22,615
Pilot Travel Centers Tranche B 2.09% ((LIBOR01M + 2.00%)) 8/4/28 •	299,250	297,837
Polaris Newco 1st Lien 4.50% (LIBOR03M + 4.00%) 6/2/28 •	49,875	49,928
Pretium PKG Holdings 1st Lien 4.50% (LIBOR06M + 4.00%) 10/2/28 •	200,000	199,857
RealPage 1st Lien
3.75% ((LIBOR01M + 3.25%)) 4/24/28 •	54,863	54,767
3.75% (LIBOR01M + 3.25%) 4/24/28 •	75,000	74,869

Setanta Aircraft Leasing DAC 2.14% (LIBOR03M + 2.00%) 11/5/28 •	125,000	125,137
24    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

SS&C Technologies Tranche B-3 1.854% (LIBOR01M + 1.75%) 4/16/25 •	40,689	$ 40,271
SS&C Technologies Tranche B-4 1.854% (LIBOR01M + 1.75%) 4/16/25 •	33,031	32,691
Standard Industries TBD 9/22/28 X	96,038	96,184
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	163,762	163,916
UKG 1st Lien 3.75% (LIBOR03M + 3.25%) 5/4/26 •	164,173	163,557
Verscend Holding Tranche B 4.104% (LIBOR01M + 4.00%) 8/27/25 •	164,175	164,346
Total Loan Agreements (cost $3,876,472)		3,877,435

Municipal Bonds – 0.32%
Bay Area, California Toll Authority Series S3 6.907% 10/1/50	185,000	326,779
New Jersey Turnpike Authority Series A 7.102% 1/1/41	105,000	164,921
Oregon State Taxable Pension 5.892% 6/1/27	200,000	234,346
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	77,776
Total Municipal Bonds (cost $695,833)		803,822

Non-Agency Asset-Backed Securities – 0.31%
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	137,097
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	210,000	208,476
Harley-Davidson Motorcycle Trust Series 2019-A A3 2.34% 2/15/24	71,735	72,029
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	200,000	201,627
Tesla Auto Lease Trust Series 2021-A A2 144A 0.36% 3/20/25 #	84,747	84,563
Towd Point Mortgage Trust
Series 2015-6 A1B 144A 2.75% 4/25/55 #,•	1,181	1,180
Series 2017-1 A1 144A 2.75% 10/25/56 #,•	16,303	16,444
Series 2017-2 A1 144A 2.75% 4/25/57 #,•	16,770	16,901
Series 2018-1 A1 144A 3.00% 1/25/58 #,•	33,694	34,119
Total Non-Agency Asset-Backed Securities (cost $781,993)		772,436

NQ-448 [12/21] 2/22 (2028216)    25

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations – 0.68%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.418% 6/25/29 #,•	51,420	$ 51,402
Series 2014-2 B2 144A 3.418% 6/25/29 #,•	51,420	51,402
Series 2015-4 B1 144A 3.574% 6/25/45 #,•	129,800	131,944
Series 2015-4 B2 144A 3.574% 6/25/45 #,•	129,801	131,774
Series 2015-5 B2 144A 2.339% 5/25/45 #,•	147,844	148,432
Series 2015-6 B1 144A 3.519% 10/25/45 #,•	117,826	119,640
Series 2015-6 B2 144A 3.519% 10/25/45 #,•	117,826	119,424

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.909% 1/25/45 #,•	29,478	29,503
WST Trust Series 2019-1 A 1.095% (BBSW1M + 1.08%) 8/18/50 •	1,233,095	905,802
Total Non-Agency Collateralized Mortgage Obligations (cost $1,580,822)		1,689,323

Non-Agency Commercial Mortgage-Backed Securities – 1.78%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	359,271
Benchmark Mortgage Trust
Series 2020-B21 A5 1.978% 12/17/53	500,000	490,369
Series 2020-B22 A5 1.973% 1/15/54	500,000	490,004
Series 2021-B25 A5 2.577% 4/15/54	450,000	462,857
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	345,000	360,073
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	520,018
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52	580,000	634,053
Series 2019-GC42 A4 3.001% 9/1/52	430,000	455,352

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	125,000	126,233
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	54,769	24,728
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	485,000	501,758
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,462,979)		4,424,716

Sovereign Bonds – 3.72%
Argentina − 0.01%
Argentine Republic Government International Bond 0.50% 7/9/30 ~	87,300	30,774
		30,774
26    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Australia − 0.16%
Australia Government Bonds
0.25% 11/21/25	AUD	250,000	$ 175,222
1.50% 6/21/31	AUD	145,000	104,178
1.75% 6/21/51	AUD	60,000	37,929
2.25% 11/21/22	AUD	100,000	74,021
			391,350
Belgium − 0.09%
Kingdom of Belgium Government Bonds
144A 0.10% 6/22/30 #	EUR	65,000	74,565
144A 0.40% 6/22/40 #	EUR	45,000	48,800
144A 0.80% 6/22/25 #	EUR	40,000	47,617
144A 1.70% 6/22/50 #	EUR	20,000	27,235
144A 4.25% 9/28/22 #	EUR	30,000	35,413
			233,630
Canada − 0.11%
Canadian When Issued Government Bonds
0.50% 9/1/25	CAD	60,000	46,309
1.00% 9/1/22	CAD	175,000	138,765
1.25% 6/1/30	CAD	60,000	47,094
2.00% 12/1/51	CAD	50,000	42,571
			274,739
Denmark − 0.03%
Denmark Government Bonds
0.25% 11/15/52	DKK	65,000	9,724
0.50% 11/15/27	DKK	260,000	41,512
4.50% 11/15/39	DKK	35,000	9,519
			60,755
France − 0.45%
French Republic Government Bonds OAT
0.000% 2/25/23 ^	EUR	155,000	177,867
0.000% 11/25/31 ^	EUR	200,000	223,362
0.25% 11/25/26	EUR	115,000	134,582
0.50% 5/25/25	EUR	230,000	270,494
0.75% 11/25/28	EUR	150,000	181,229
144A 0.75% 5/25/52 #	EUR	120,000	130,723
			1,118,257
NQ-448 [12/21] 2/22 (2028216)    27

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Germany − 0.28%
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/31 ^	EUR	155,000	$ 180,093
0.000% 5/15/35 ^	EUR	110,000	125,692
1.00% 8/15/25	EUR	130,000	156,461
1.50% 9/4/22	EUR	145,000	167,668
2.50% 8/15/46	EUR	40,000	72,854
			702,768
Italy − 0.38%
Italy Buoni Poliennali Del Tesoro
0.85% 1/15/27	EUR	90,000	104,503
0.95% 8/1/30	EUR	145,000	164,576
1.35% 4/15/22	EUR	120,000	137,403
1.45% 11/15/24	EUR	200,000	236,766
144A 2.25% 9/1/36 #	EUR	240,000	301,060
			944,308
Japan − 1.35%
Japan Government Forty Year Bond 0.50% 3/20/60	JPY	8,100,000	65,341
Japan Government Ten Year Bonds
0.10% 9/20/27	JPY	108,650,000	953,828
0.10% 12/20/29	JPY	102,800,000	903,395

Japan Government Thirty Year Bond 0.60% 6/20/50	JPY	26,300,000	224,145
Japan Government Twenty Year Bonds
0.40% 6/20/40	JPY	63,250,000	546,317
1.70% 6/20/32	JPY	65,850,000	667,055
			3,360,081
Netherlands − 0.06%
Netherlands Government Bonds
144A 0.000% 7/15/30 #,^	EUR	30,000	34,506
144A 0.000% 1/15/52 #,^	EUR	35,000	36,452
144A 0.25% 7/15/25 #	EUR	40,000	46,754
144A 1.75% 7/15/23 #	EUR	35,000	41,355
			159,067
28    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Spain − 0.30%
Spain Government Bonds
0.000% 4/30/23 ^	EUR	70,000	$ 80,350
144A 0.60% 10/31/29 #	EUR	150,000	175,233
144A 0.80% 7/30/27 #	EUR	65,000	77,232
144A 2.35% 7/30/33 #	EUR	170,000	229,918
144A 3.80% 4/30/24 #	EUR	150,000	188,086
			750,819
Sweden − 0.01%
Sweden Government Bonds
144A 0.125% 5/12/31 #	SEK	145,000	15,831
144A 1.50% 11/13/23 #	SEK	100,000	11,418
2.50% 5/12/25	SEK	65,000	7,813
			35,062
United Kingdom − 0.49%
United Kingdom Gilt
0.125% 1/30/26	GBP	75,000	99,040
0.875% 10/22/29	GBP	140,000	189,860
1.25% 7/22/27	GBP	60,000	83,382
1.75% 9/7/22	GBP	90,000	123,053
1.75% 7/22/57	GBP	105,000	171,297
4.25% 3/7/36	GBP	185,000	354,048
4.25% 12/7/46	GBP	85,000	190,854
			1,211,534
Total Sovereign Bonds (cost $9,893,286)			9,273,144
	Number of shares
Preferred Stock – 0.17%
Volkswagen 2.650%	2,160	433,908
Total Preferred Stock (cost $359,394)		433,908
	Principal amount°
US Treasury Obligations – 2.87%
US Treasury Bonds 2.00% 11/15/41	120,000	121,406
US Treasury Floating Rate Notes
0.119% (USBMMY3M + 0.03%) 7/31/23 •	625,000	625,140
0.145% (USBMMY3M + 0.055%) 7/31/22 •	125,000	125,043
NQ-448 [12/21] 2/22 (2028216)    29

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
0.75% 12/31/23	3,945,000	$ 3,946,079
1.00% 12/15/24	945,000	946,144
1.25% 12/31/26	440,000	439,588
1.375% 10/31/28	380,000	378,575
1.375% 11/15/31	590,000	582,717
Total US Treasury Obligations (cost $7,152,611)		7,164,692

Warrants – 0.00%
IRSA Inversiones y Representaciones, exercise price $0.18, expiration date 03/05/26 0.000% †	6,330	1,152
Total Warrants (cost $0)		1,152
	Number of shares
Short-Term Investments – 1.77%
Money Market Mutual Funds − 1.77%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,105,524	1,105,524
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,105,524	1,105,524
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,105,524	1,105,524
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,105,524	1,105,524
Total Short-Term Investments (cost $4,422,096)		4,422,096
Total Value of Securities–99.98% (cost $187,292,732)		$249,326,823

Receivables Net of Liabilities and Other Assets — 0.02%		47,266
Net Assets Applicable to 21,303,628 Shares Outstanding — 100.00%		$249,374,089
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $12,535,637, which represents 5.03% of the Fund's net assets.
30    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2021.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
NQ-448 [12/21] 2/22 (2028216)    31

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	AUD	(40,000)	USD	29,301	2/18/22	$195	$—
JPMCB	CAD	(15,000)	USD	11,958	2/18/22	101	—
JPMCB	DKK	(25,000)	USD	3,825	2/18/22	—	(6)
JPMCB	EUR	(845,000)	USD	960,934	2/18/22	—	(2,039)
JPMCB	GBP	(50,000)	USD	67,203	2/18/22	—	(462)
JPMCB	JPY	(360,000,000)	USD	3,149,812	2/18/22	19,019	—
JPMCB	SEK	(20,000)	USD	2,263	2/18/22	49	—
TD	AUD	(1,795,000)	USD	1,312,288	2/18/22	6,175	—
TD	CAD	(335,000)	USD	266,732	2/18/22	1,918	—
TD	DKK	(375,000)	USD	57,243	2/18/22	—	(224)
TD	EUR	(3,225,000)	USD	3,661,020	2/18/22	—	(14,229)
TD	GBP	(870,000)	USD	1,168,480	2/18/22	—	(8,886)
TD	SEK	(300,000)	USD	33,828	2/18/22	616	—
Total Foreign Currency Exchange Contracts						$28,073	$(25,846)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
14	AUS Treasury 10 yr Bonds	$141,751,667	$141,683,668	3/15/22	$67,999	$—	$(4,528)
(4)	Euro-Bobl	(606,775)	(611,685)	3/8/22	4,910	—	28
(32)	US Treasury 5 yr Notes	(3,871,250)	(3,854,924)	3/31/22	—	(16,326)	(2,250)
(33)	US Treasury 10 yr Notes	(4,305,469)	(4,263,114)	3/22/22	—	(42,355)	(2,063)
(16)	US Treasury 10 yr Ultra Notes	(2,343,000)	(2,309,335)	3/22/22	—	(33,665)	(4,250)
(5)	US Treasury Long Bonds	(802,187)	(793,776)	3/22/22	—	(8,411)	(2,812)
Total Futures Contracts			$129,850,834		$72,909	$(100,757)	$(15,875)
32    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
IRS Contracts[1]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
IRS 10/2/23[4]-(Annually/ Annually)	2,225,000	0.0405%/ (0.05)%	$24,047	$—	$24,047	$—	$(72)
IRS 10/1/25[4]-(Annually/ Annually)	725,000	0.11538%/ (0.05)%	24,404	—	24,404	—	(326)
IRS 10/1/27[4]-(Annually/ Annually)	3,745,000	0.2505%/ (0.05)%	191,286	—	191,286	—	(2,692)
IRS 10/1/30[4]-(Annually/ Annually)	2,155,000	0.4487%/ (0.05)%	150,193	—	150,193	—	(1,374)
IRS 10/1/40[4]-(Annually/ Annually)	570,000	0.7605%/ (0.05)%	68,875	—	68,875	—	(1,005)
IRS 10/1/45[4]-(Annually/ Annually)	255,000	0.7925%/ (0.05)%	36,353	—	36,353	—	(600)
IRS 10/1/50[4]-(Annually/ Annually)	560,000	0.812%/ (0.05)%	88,074	—	88,074	—	(1,919)
Total IRS Contracts			$583,232	$—	$583,232	$—	$(7,988)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
1	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
2	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
NQ-448 [12/21] 2/22 (2028216)    33

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
3	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(7,315).
4	Rate resets based on SOFR.
Summary of abbreviations:
ADR – American Depositary Receipt
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
OAT – Obligations Assimilables du Tresor
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
34    NQ-448 [12/21] 2/22 (2028216)

(Unaudited)
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar
NQ-448 [12/21] 2/22 (2028216)    35